Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment, net
8.	Property and equipment, net

Property and equipment consists of the following:

	As of December 31,
	2021	2022
	RMB’000	RMB’000

Cost:
Miners for Bitcoin	-	104,971

Total cost	-	104,971

Less: Accumulated depreciation	-	12,528

Property and equipment, net	-	92,443

Depreciation expense recognized for the years ended December 31, 2020, 2021 and 2022 were Nil, Nil and RMB 12,528, respectively.